CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2021	Dec. 31, 2020
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	28,750,000	0